UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                     Oppenheimer Disciplined Allocation Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--52.8%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--7.6%
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.9%
 McDonald's Corp.                                                             33,900   $      1,098,021
 ----------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.4%
 WCI Communities, Inc. 1                                                      16,600            528,876
 ----------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.9%
 IAC/InterActiveCorp 1                                                        49,000          1,187,270
 ----------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.1%
 Leapfrog Enterprises, Inc. 1                                                 10,400            137,800
 ----------------------------------------------------------------------------------------------------------
 MEDIA--5.3%
 Liberty Media Corp., Cl. A 1                                                257,900          2,692,476
 ----------------------------------------------------------------------------------------------------------
 Liberty Media International, Inc., Cl. A 1                                   13,938            631,113
 ----------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                                              369,850          3,613,435
                                                                                         ------------------
                                                                                              6,937,024

 CONSUMER STAPLES--3.6%
 ----------------------------------------------------------------------------------------------------------
 BEVERAGES--0.7%
 Constellation Brands, Inc., Cl. A 1                                          17,200            893,024
 ----------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.7%
 Wal-Mart Stores, Inc.                                                        18,600            974,640
 ----------------------------------------------------------------------------------------------------------
 TOBACCO--2.2%
 Altria Group, Inc.                                                           44,600          2,846,818

 ENERGY--3.9%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.6%
 Halliburton Co.                                                              20,400            839,052
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--3.3%
 BP plc, ADR                                                                  39,800          2,372,876
 ----------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc.                                                           7,700            577,808
 ----------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR                                                        10,400          1,289,600
                                                                                         ------------------
                                                                                              4,240,284

 FINANCIALS--11.2%
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--2.9%
 Bank of America Corp.                                                        43,202          2,003,277
 ----------------------------------------------------------------------------------------------------------
 Wachovia Corp.                                                               17,088            937,277
 ----------------------------------------------------------------------------------------------------------
 Wells Fargo & Co.                                                            12,800            784,640
                                                                                         ------------------
                                                                                              3,725,194
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.8%
 Citigroup, Inc.                                                              45,277          2,220,837
 ----------------------------------------------------------------------------------------------------------
 JPMorgan Chase & Co.                                                         19,500            727,935
 ----------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                                               15,900          1,449,921
 ----------------------------------------------------------------------------------------------------------
 Morgan Stanley                                                               10,400            581,984
                                                                                         ------------------
                                                                                              4,980,677
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--3.4%
 Aspen Insurance Holdings Ltd.                                                14,500            374,245
 ----------------------------------------------------------------------------------------------------------
 Assured Guaranty Ltd.                                                        40,500            712,800
 ----------------------------------------------------------------------------------------------------------
 Genworth Financial, Inc., Cl. A                                              59,400          1,575,882
 ----------------------------------------------------------------------------------------------------------
 Phoenix Cos., Inc. (The)                                                     27,100            354,197
 ----------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc.                                                   24,400          1,315,404
                                                                                         ------------------
                                                                                              4,332,528

 1     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 FINANCIALS CONTINUED
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.1%
 Countrywide Financial Corp.                                                  18,300   $        677,100
 ----------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                  11,700            763,893
                                                                                         ------------------
                                                                                              1,440,993

 HEALTH CARE--5.6%
 ----------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.8%
 MedImmune, Inc. 1                                                            38,300            905,987
 ----------------------------------------------------------------------------------------------------------
 Wyeth                                                                        36,100          1,430,643
                                                                                         ------------------
                                                                                              2,336,630
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
 Boston Scientific Corp. 1                                                    22,600            747,156
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.9%
 Manor Care, Inc.                                                             10,600            366,230
 ----------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp. 1                                                     77,600            770,568
                                                                                         ------------------
                                                                                              1,136,798
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--2.3%
 Pfizer, Inc.                                                                 45,900          1,108,944
 ----------------------------------------------------------------------------------------------------------
 Schering-Plough Corp.                                                        44,800            831,488
 ----------------------------------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1                                               38,000          1,133,540
                                                                                         ------------------
                                                                                              3,073,972

 INDUSTRIALS--8.4%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.1%
 Honeywell International, Inc.                                                39,200          1,410,416
 ----------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                                                    131,300          1,334,008
 ----------------------------------------------------------------------------------------------------------
 Raytheon Co.                                                                 69,200          2,588,080
                                                                                         ------------------
                                                                                              5,332,504
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.2%
 Cendant Corp.                                                               124,300          2,927,265
 ----------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.1%
 General Electric Co.                                                         24,500            885,185
 ----------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                      49,600          1,792,544
                                                                                         ------------------
                                                                                              2,677,729

 INFORMATION TECHNOLOGY--8.7%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.0%
 Geotek Communications, Inc., Series B, Escrow Shares 1,2,3                      100                 --
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.4%
 Dell, Inc. 1                                                                 23,500            981,360
 ----------------------------------------------------------------------------------------------------------
 Hewlett-Packard Co.                                                          43,100            844,329
                                                                                         ------------------
                                                                                              1,825,689
 ----------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
 Flextronics International Ltd. 1                                             44,700            632,505
 ----------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.2%
 Net2Phone, Inc. 1                                                           118,500            295,065
 ----------------------------------------------------------------------------------------------------------
 IT SERVICES--0.4%
 CSG Systems International, Inc. 1                                            27,900            505,548

 2     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                                                  Value
                                                                              Shares         See Note 1
 ----------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY CONTINUED
 ----------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
 Freescale Semiconductor, Inc., Cl. A 1                                       62,500     $    1,068,750
 ----------------------------------------------------------------------------------------------------------
 Intel Corp.                                                                  19,300            433,285
                                                                                         ------------------
                                                                                              1,502,035
 ----------------------------------------------------------------------------------------------------------
 SOFTWARE--5.0%
 Compuware Corp. 1                                                            60,800            419,520
 ----------------------------------------------------------------------------------------------------------
 Microsoft Corp.                                                              63,300          1,663,524
 ----------------------------------------------------------------------------------------------------------
 Novell, Inc. 1                                                               57,200            330,044
 ----------------------------------------------------------------------------------------------------------
 Oracle Corp. 1                                                               47,100            648,567
 ----------------------------------------------------------------------------------------------------------
 Synopsys, Inc. 1                                                             19,200            326,400
 ----------------------------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                                        87,700          3,091,425
                                                                                         ------------------
                                                                                              6,479,480

 MATERIALS--1.0%
 ----------------------------------------------------------------------------------------------------------
 CHEMICALS--0.5%
 Praxair, Inc.                                                                14,300            617,045
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--0.3%
 GrafTech International Ltd. 1                                                41,100            334,554
 ----------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.2%
 Bowater, Inc.                                                                 8,100            307,800

 TELECOMMUNICATION SERVICES--1.6%
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
 IDT Corp., Cl. B 1                                                          141,400          2,070,096

 UTILITIES--1.2%
 ----------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.2%
 AES Corp. (The) 1                                                           115,200          1,618,560
                                                                                         ------------------
 Total Common Stocks (Cost $57,358,983)                                                      68,582,632

                                                                           Principal
                                                                              Amount
 ----------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--6.3%
 ----------------------------------------------------------------------------------------------------------
 Bank One Auto Securitization Trust, Automobile Receivable
 Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06               $          65,658             65,548
 ----------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
 2004-A, Cl. A2, 1.88%, 10/25/06                                             214,173            213,411
 ----------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
 Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                                 270,000            269,156
 ----------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
 Certificates:
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                        8,467              8,457
 Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                       43,167             43,092
 Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                    112,888            112,442
 ----------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home
 Equity Mtg. Obligations:
 Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                       27,172             27,154
 Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                       83,889             83,799
 Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                      94,965             94,669
 Series 2004-1, Cl. 2A1, 2.64%, 9/25/21 4                                    133,423            133,501

 3     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
 Certificates:
 Series 2002-A, Cl. A4, 4.24%, 9/15/08                              $         47,406   $         47,640
 Series 2003-B, Cl. A2, 1.28%, 3/15/06                                        10,720             10,718
 ----------------------------------------------------------------------------------------------------------
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                  190,000            189,042
 ----------------------------------------------------------------------------------------------------------
 Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
 Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                      250,000            257,428
 Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                      200,000            200,996
 ----------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity
 Collateralized Mtg. Obligations:
 Series 2003-2, Cl. AF1, 2.63%, 5/25/33 4                                      3,091              3,093
 Series 2003-3, Cl. AF1, 2.65%, 8/25/33 4                                     45,834             45,862
 ----------------------------------------------------------------------------------------------------------
 Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
 Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                    155,692            155,497
 ----------------------------------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc., Home Equity
 Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.90%, 2/25/33 4           40,249             40,632
 ----------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
 Certificates:
 Series 2001-D, Cl. A4, 3.78%, 2/6/07                                         64,407             64,569
 Series 2003-A, Cl. A2, 1.52%, 12/8/05                                        28,390             28,397
 Series 2003-B, Cl. A2, 1.61%, 7/10/06                                       228,699            228,302
 Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                      100,000             99,700
 Series 2004-C, Cl. A2, 2.62%, 6/8/07                                        380,000            378,486
 Series 2005-A, Cl. A2, 3.22%, 9/8/07 2                                      320,000            319,667
 ----------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
 Certificates:
 Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      346,526            345,204
 Series 2005-A, Cl. A3, 3.56%, 11/17/08                                      190,000            189,803
 ----------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       138,705            138,188
 ----------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivable
 Obligations:
 Series 2003-3, Cl. A2, 1.52%, 4/21/06                                       125,889            125,646
 Series 2003-4, Cl. A2, 1.58%, 7/17/06                                       191,079            190,600
 Series 2005-1, Cl. A2, 3.21%, 5/21/07                                       130,000            130,000
 ----------------------------------------------------------------------------------------------------------
 Litigation Settlement Monetized Fee Trust, Asset-Backed
 Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                      671,874            692,769
 ----------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A3, 2.49%, 10/22/07                                       83,319             83,260
 Series 2003-1, Cl. A2, 1.60%, 7/20/06                                       180,337            180,095
 ----------------------------------------------------------------------------------------------------------
 National City Auto Receivables Trust, Automobile Receivable
 Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                          136,708            136,197
 ----------------------------------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Automobile Lease Obligations, Series
 2004-A, Cl. A2, 2.55%, 1/15/07                                              180,000            179,187
 ----------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
 Series 2002-A, Cl. A4, 4.28%, 10/16/06                                       35,728             35,862
 Series 2003-C, Cl. A2, 1.62%, 4/17/06                                        49,394             49,324
 Series 2004-A, Cl. A2, 1.40%, 7/17/06                                       151,204            150,551
 ----------------------------------------------------------------------------------------------------------
 Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,               102,486            102,553
 Series 2004-3, Cl. A2, 2.68%, 11/25/34 2,4

 4     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
 Certificates:
 Series 2004-5, Cl. A F2, 3.735%, 11/10/34 2                        $         70,000   $         69,808
 Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                     60,000             60,000
 ----------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
 Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                         9,164              9,173
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                                        35,880             35,868
 ----------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                                       32,512             32,501
 Series 2004-1, Cl. A2, 1.43%, 9/15/06                                       345,945            344,788
 Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       210,000            209,231
 Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       180,000            179,449
 ----------------------------------------------------------------------------------------------------------
 Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
 Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                           220,000            218,891
 ----------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
 Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                         104,125            103,892
 ----------------------------------------------------------------------------------------------------------
 Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
 2004-B, Cl. A2, 2.40%, 5/21/07                                              160,000            159,232
 ----------------------------------------------------------------------------------------------------------
 Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
 Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                     310,198            308,602
 ----------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
 Series 2002-1, Cl. A3, 2.60%, 8/15/06                                       210,791            210,680
 Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                      156,331            156,049
 Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      230,000            228,936
                                                                                         ------------------
 Total Asset-Backed Securities (Cost $8,180,299)                                              8,177,597

 ----------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--33.0%
 ----------------------------------------------------------------------------------------------------------

 GOVERNMENT AGENCY--28.3%
 ----------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--28.0%
 Federal Home Loan Mortgage Corp.:
 5%, 2/1/35 5                                                                556,000            555,305
 6%, 7/1/24                                                                  376,682            391,546
 6%, 9/1/34 5                                                              2,311,533          2,389,021
 6.50%, 7/1/28-4/1/34                                                        285,272            299,352
 7%, 6/1/29-9/1/33                                                         1,291,426          1,368,298
 7%, 2/1/35 5                                                                346,000            366,003
 8%, 4/1/16                                                                  110,575            117,219
 9%, 8/1/22-5/1/25                                                            31,242             34,781
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates:
 Series 1669, Cl. G, 6.50%, 2/15/23                                           50,188             50,528
 Series 2034, Cl. Z, 6.50%, 2/15/28                                           93,134             96,458
 Series 2053, Cl. Z, 6.50%, 4/15/28                                          107,418            111,704
 Series 2055, Cl. ZM, 6.50%, 5/15/28                                         146,730            152,260
 Series 2075, Cl. D, 6.50%, 8/15/28                                          287,690            298,974
 Series 2080, Cl. Z, 6.50%, 8/15/28                                           91,216             93,822
 Series 2387, Cl. PD, 6%, 4/15/30                                            180,486            186,177
 Series 2466, Cl. PD, 6.50%, 4/15/30                                          39,583             39,701
 Series 2498, Cl. PC, 5.50%, 10/15/14                                         24,968             25,157
 Series 2500, Cl. FD, 2.98%, 3/15/32 4                                        51,807             52,247

 5     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED CONTINUED
 Series 2526, Cl. FE, 2.88%, 6/15/29 4                              $         62,394   $         62,764
 Series 2551, Cl. FD, 2.88%, 1/15/33 4                                        50,151             50,502
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 176, Cl. IO, 0.966%, 6/1/26 6                                         88,613             16,484
 Series 183, Cl. IO, (0.58)%, 4/1/27 6                                       140,716             26,229
 Series 184, Cl. IO, 3.31%, 12/1/26 6                                        145,152             26,812
 Series 192, Cl. IO, 4.075%, 2/1/28 6                                         42,451              7,850
 Series 200, Cl. IO, 3.696%, 1/1/29 6                                         51,785              9,738
 Series 2130, Cl. SC, 12.958%, 3/15/29 6                                     117,067             12,018
 Series 2796, Cl. SD, 19.64%, 7/15/26 6                                      149,422             16,235
 Series 2920, Cl. S, 29.07%, 1/15/35 6                                     1,031,000             60,527
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Principal-Only Stripped
 Mtg.-Backed Security, Series 176, Cl. PO, 6.764%, 6/1/26 7                   49,477             43,399
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 4.50%, 2/1/20 5                                                           1,498,000          1,495,660
 5%, 2/1/20-2/1/35 5                                                       5,728,000          5,734,771
 5.50%, 2/1/33-1/1/34                                                      1,645,847          1,678,555
 5.50%, 2/1/35 5                                                           3,658,000          3,725,446
 6%, 3/1/23                                                                  962,714          1,000,139
 6%, 2/1/35-3/1/35 5                                                       3,196,000          3,296,307
 6.50%, 3/1/26-10/1/30                                                       115,005            120,632
 6.50%, 4/1/35 5                                                           4,701,000          4,912,545
 7%, 2/25/22-8/1/34                                                        2,843,960          3,001,116
 7%, 2/1/35 5                                                                901,000            953,371
 7.50%, 1/1/08-8/1/29                                                        143,488            153,067
 8.50%, 7/1/32                                                                12,564             13,645
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Trust 2002-T1, Cl. A2, 7%, 11/25/31                                         317,647            336,507
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through
 Certificates:
 Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                        241,444            252,928
 Trust 1996-35, Cl. Z, 7%, 7/25/26                                           365,415            383,284
 Trust 1998-63, Cl. PG, 6%, 3/25/27                                           49,073             49,260
 Trust 2001-50, Cl. NE, 6%, 8/25/30                                          101,198            103,671
 Trust 2001-70, Cl. LR, 6%, 9/25/30                                           94,975             96,713
 Trust 2001-72, Cl. NH, 6%, 4/25/30                                           77,211             78,814
 Trust 2001-74, Cl. PD, 6%, 5/25/30                                           30,604             30,985
 Trust 2002-50, Cl. PD, 6%, 9/25/27                                           33,408             33,391
 Trust 2002-77, Cl. WF, 2.88%, 12/18/32 4                                     79,903             80,398
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                       128,136            128,312
 Trust 2003-10, Cl. HP, 5%, 2/25/18                                          350,000            354,285
 Trust 2004-101, Cl. BG, 5%, 1/25/20                                         236,000            240,261
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates, Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 319, Cl. 2, (2.192)%, 2/1/32 6                                         98,318             17,590
 Trust 2002-38, Cl. SO, 19.293%, 4/25/32 6                                   123,345              9,175
 Trust 2002-47, Cl. NS, 9.525%, 4/25/32 6                                    192,783             19,631

 6     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED CONTINUED
 Trust 2002-51, Cl. S, 9.805%, 8/25/32 6                            $        177,106   $         18,100
 Trust 2002-77, Cl. IS, 15.729%, 12/18/32 6                                  210,144             20,249
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 222, Cl. 2, (1.08)%, 6/1/23 6                                         292,551             57,071
 Trust 240, Cl. 2, 1.35%, 9/1/23 6                                           449,549             87,167
 Trust 247, Cl. 2, 0.485%, 10/1/23 6                                         512,246             94,150
 Trust 252, Cl. 2, (2.459)%, 11/1/23 6                                       221,598             42,992
 Trust 254, Cl. 2, 0.788%, 1/1/24 6                                          108,768             21,052
 Trust 273, Cl. 2, 1.556%, 7/1/26 6                                           64,842             11,822
 Trust 321, Cl. 2, (7.37)%, 3/1/32 6                                         959,418            179,879
 Trust 329, Cl. 2, 2.865%, 1/1/33 6                                          137,587             27,371
 Trust 333, Cl. 2, 3.85%, 3/1/33 6                                           985,070            199,049
 Trust 334, Cl. 17, (11.53)%, 2/1/33 6                                       159,734             32,255
 Trust 1993-223, Cl. PM, 0.821%, 10/25/23 6                                   85,590              8,816
 Trust 2001-81, Cl. S, 14.061%, 1/25/32 6                                     98,867             11,813
 Trust 2002-9, Cl. MS, 10.833%, 3/25/32 6                                    138,178             14,578
 Trust 2002-52, Cl. SD, 9.275%, 9/25/32 6                                    223,794             21,050
 Trust 2002-77, Cl. SH, 20.892%, 12/18/32 6                                  126,639             14,652
 Trust 2004-54, Cl. DS, 19.386%, 11/25/30 6                                  188,655             16,256
 Trust 2005-6, Cl. SE, 0%, 2/25/35 6                                         660,000             51,194
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Principal-Only Stripped
 Mtg.-Backed Security, Trust 1993-184, Cl. M, 9.305%, 9/25/23 7               93,215             81,655
                                                                                         ------------------
                                                                                             36,272,741
 ----------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.3%
 Government National Mortgage Assn.:
 7%, 4/15/09-2/15/24                                                         159,922            169,688
 7.50%, 3/15/09                                                               87,469             92,387
 8%, 5/15/17                                                                  56,376             61,723
 8.50%, 8/15/17-12/15/17                                                      40,277             43,903
 ----------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 2001-21, Cl. SB, 10.717%, 1/16/27 6                                  275,214             27,988
 Series 2002-76, Cl. SY, 7.763%, 12/16/26 6                                  372,254             37,440
 Series 2004-11, Cl. SM, 6.224%, 1/17/30 6                                   144,743             12,877
                                                                                         ------------------
                                                                                                446,006

 PRIVATE--4.7%
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL--4.7%
 Banc of America Commercial Mortgage, Inc., Commercal Mtg.
 Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42          210,000            210,394
 ----------------------------------------------------------------------------------------------------------
 Bank of America Mortgage Securities, Inc., Collateralized Mtg.
 Obligations Pass-Through Certificates:
 Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                     170,404            170,674
 Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      97,924             97,806
 Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                      314,235            319,415
 Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                      262,186            271,854

 7     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL CONTINUED
 Countrywide Alternative Loan Trust, Collateralized Mtg.
 Obligations:
 Series 2004-J9, Cl. 1A1, 2.71%, 10/25/34 4                         $        260,697   $        261,016
 Series 2005-J1, Cl. 4A1, 6.50%, 1/15/35 5                                   390,000            401,700
 ----------------------------------------------------------------------------------------------------------
 First Union National Bank/Lehman Brothers/Bank of America
 Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
 Cl. A2, 6.56%, 11/18/35                                                     140,000            149,904
 ----------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
 Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                       140,000            140,869
 ----------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29           96,156            101,365
 ----------------------------------------------------------------------------------------------------------
 Greenwich Capital Commercial Funding Corp., Commercial Mtg.
 Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
 8/10/42 5                                                                   190,000            190,935
 ----------------------------------------------------------------------------------------------------------
 GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
 Certificates, Series 2004-C1, Cl. A1, 3.659%, 10/10/28                      148,845            146,912
 ----------------------------------------------------------------------------------------------------------
 GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
 04-12, Cl. 3A1, 4.577%, 12/25/34 2,4                                        397,214            397,326
 ----------------------------------------------------------------------------------------------------------
 Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
 Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                           398,539            409,805
 ----------------------------------------------------------------------------------------------------------
 Mastr Asset Securitization Trust, Pass-Through Collateralized
 Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                     543,496            543,205
 ----------------------------------------------------------------------------------------------------------
 Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
 Series 2004-2, Cl. A1, 6.50%, 8/25/32                                       604,387            621,763
 ----------------------------------------------------------------------------------------------------------
 Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                       160,000            172,411
 ----------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
 Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
 7.306%, 10/6/15                                                             192,000            221,169
 ----------------------------------------------------------------------------------------------------------
 Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
 Obligations, Series 2005-C16, Cl. A2, 4.38%, 10/15/41                       270,000            271,867
 ----------------------------------------------------------------------------------------------------------
 Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
 Obligations:
 Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                   454,272            455,674
 Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                   313,583            314,380
 Series 2004-W, Cl. A2, 4.635%, 11/25/34 4                                   186,948            187,129
                                                                                         ------------------
                                                                                              6,057,573

                                                                                         ------------------
 Total Mortgage-Backed Obligations (Cost $42,670,199)                                        42,776,320

 ----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--5.5%
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                      1,065,000          1,054,224
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts., 6.625%, 9/15/09               470,000            523,102
 ----------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                            1,010,000          1,026,611
 7.25%, 5/15/30                                                              170,000            225,285
 7.25%, 1/15/10 8                                                          1,350,000          1,544,323
 ----------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                                            109,000            114,966
 7.125%, 5/1/30                                                              203,000            266,430
 Series A, 6.79%, 5/23/12                                                    950,000          1,101,463
 ----------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:                                                        272,000            304,353
 5.375%, 2/15/31

 8     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS CONTINUED
 ----------------------------------------------------------------------------------------------------------
 STRIPS, 2.99%, 2/15/10 9                                           $        125,000   $        103,710
 STRIPS, 3.37%, 2/15/11 9                                                    101,000             79,893
 STRIPS, 4.96%, 2/15/16 9                                                    171,000            105,423
 ----------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 2.50%, 9/30/06-10/31/06                                                     540,000            533,909
 4.25%, 11/15/14                                                             139,000            140,325
                                                                                         ------------------
 Total U.S. Government Obligations (Cost $7,097,822)                                          7,124,017

 ----------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.1%
 ----------------------------------------------------------------------------------------------------------
 United Mexican States Nts., 7.50%, 1/14/12 (Cost $110,927)                  110,000            125,950
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.9%
 ----------------------------------------------------------------------------------------------------------
 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                 250,000            259,145
 ----------------------------------------------------------------------------------------------------------
 Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
 4/1/08                                                                      110,000            115,500
 ----------------------------------------------------------------------------------------------------------
 Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 10                50,000             50,449
 ----------------------------------------------------------------------------------------------------------
 Allstate Life Global Funding II, 3.50% Nts., 7/30/07                         65,000             64,658
 ----------------------------------------------------------------------------------------------------------
 American Express Centurion Bank, 4.375% Nts., 7/30/09                       250,000            253,693
 ----------------------------------------------------------------------------------------------------------
 American Honda Finance Corp., 3.85% Nts., 11/6/08 10                        180,000            179,042
 ----------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                 175,000            188,970
 ----------------------------------------------------------------------------------------------------------
 AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                       190,000            257,477
 ----------------------------------------------------------------------------------------------------------
 Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                        3,000              3,082
 ----------------------------------------------------------------------------------------------------------
 Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         20,000             22,079
 ----------------------------------------------------------------------------------------------------------
 Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                     115,000            125,925
 ----------------------------------------------------------------------------------------------------------
 Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                21,000             21,825
 ----------------------------------------------------------------------------------------------------------
 British Telecommunications plc:
 7.875% Nts., 12/15/05                                                       155,000            160,939
 8.125% Nts., 12/15/10                                                        85,000            101,757
 ----------------------------------------------------------------------------------------------------------
 Canadian National Railway Co., 4.25% Nts., 8/1/09                            32,000             32,168
 ----------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc.:
 5.875% Sr. Nts., 6/1/08                                                     135,000            140,910
 8.125% Unsec. Nts., Series B, 7/15/05                                        60,000             61,353
 ----------------------------------------------------------------------------------------------------------
 Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                           230,000            255,832
 ----------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                            120,000            131,400
 ----------------------------------------------------------------------------------------------------------
 CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                     295,000            316,121
 ----------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                       120,000            142,325
 ----------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                         60,000             70,350
 ----------------------------------------------------------------------------------------------------------
 ConAgra Foods, Inc., 6% Nts., 9/15/06                                       130,000            134,755
 ----------------------------------------------------------------------------------------------------------
 Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                   33,000             33,194
 ----------------------------------------------------------------------------------------------------------
 Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                        30,000             33,893
 ----------------------------------------------------------------------------------------------------------
 Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 10                      130,000            140,987
 ----------------------------------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08                                      120,000            128,957
 ----------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc., 6.125% Nts., 1/15/14                                     110,000            116,036
 ----------------------------------------------------------------------------------------------------------
 DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                285,000            316,066
 ----------------------------------------------------------------------------------------------------------
 Delphi Corp., 6.55% Nts., 6/15/06                                            91,000             93,071
 ----------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
 6/15/10                                                                     155,000            184,167
 ----------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   135,000            158,436
 ----------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               120,000            124,269
 ----------------------------------------------------------------------------------------------------------
 Duke Capital LLC, 5.668% Nts., 8/15/14                                      135,000            140,608
 ----------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08           160,000            172,803
 ----------------------------------------------------------------------------------------------------------
 FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                      275,000            268,594

 9     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 FirstEnergy Corp.:
 5.50% Sr. Unsub. Nts., Series A, 11/15/06                          $        105,000   $        108,012
 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                  120,000            139,978
 ----------------------------------------------------------------------------------------------------------
 Food Lion, Inc., 7.55% Nts., 4/15/07                                        165,000            177,260
 ----------------------------------------------------------------------------------------------------------
 Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                       55,000             64,120
 ----------------------------------------------------------------------------------------------------------
 Ford Motor Credit Co., 7.375% Nts., 10/28/09                                 55,000             58,625
 ----------------------------------------------------------------------------------------------------------
 France Telecom SA:
 7.95% Sr. Unsec. Nts., 3/1/06                                                80,000             83,578
 8.50% Sr. Unsec. Nts., 3/1/11                                                80,000             95,584
 9.25% Sr. Unsec. Nts., 3/1/31 4                                              45,000             62,749
 ----------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08                                80,000             79,622
 ----------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):                                                             71,000             76,325
 6.90% Nts., 9/15/07 2
 10.05% Unsub. Nts., 12/15/08 4                                               29,000             35,054
 ----------------------------------------------------------------------------------------------------------
 General Mills, Inc., 3.875% Nts., 11/30/07                                  190,000            189,825
 ----------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp.:
 5.125% Nts., 5/9/08                                                          45,000             44,110
 7.25% Nts., 3/2/11                                                          340,000            348,776
 ----------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06           70,000             68,623
 ----------------------------------------------------------------------------------------------------------
 Hertz Corp. (The), 6.35% Nts., 6/15/10                                      340,000            346,184
 ----------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                 95,000            102,704
 ----------------------------------------------------------------------------------------------------------
 Household Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/06                    175,000            184,266
 ----------------------------------------------------------------------------------------------------------
 IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,4                110,000            123,750
 ----------------------------------------------------------------------------------------------------------
 iStar Financial, Inc.:
 4.875% Sr. Unsec. Nts., Series B, 1/15/09                                   115,000            116,399
 8.75% Sr. Unsec. Nts., 8/15/08                                               85,000             96,399
 ----------------------------------------------------------------------------------------------------------
 ITT Corp., 6.75% Unsec. Nts., 11/15/05                                      135,000            138,544
 ----------------------------------------------------------------------------------------------------------
 J.C. Penney Co., Inc., 8% Nts., 3/1/10                                      240,000            273,300
 ----------------------------------------------------------------------------------------------------------
 John Hancock Global Funding II, 7.90% Nts., 7/2/10 10                       111,000            129,755
 ----------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                          150,000            165,480
 ----------------------------------------------------------------------------------------------------------
 Kraft Foods, Inc., 5.25% Nts., 6/1/07                                       300,000            309,533
 ----------------------------------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                   180,000            196,155
 ----------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                        210,000            236,990
 ----------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                             165,000            179,348
 ----------------------------------------------------------------------------------------------------------
 Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                         25,000             26,861
 ----------------------------------------------------------------------------------------------------------
 Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                 125,000            132,815
 ----------------------------------------------------------------------------------------------------------
 Liberty Media Corp., 3.50% Nts., 9/25/06                                    110,000            108,965
 ----------------------------------------------------------------------------------------------------------
 Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             130,000            134,828
 ----------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                175,000            178,713
 ----------------------------------------------------------------------------------------------------------
 May Department Stores Co.:
 3.95% Nts., 7/15/07                                                         111,000            110,903
 7.90% Unsec. Debs., 10/15/07                                                105,000            114,977
 ----------------------------------------------------------------------------------------------------------
 MBNA America Bank NA, 5.375% Nts., 1/15/08                                  185,000            192,225
 ----------------------------------------------------------------------------------------------------------
 McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                  34,000             35,787
 ----------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                             255,000            254,684
 ----------------------------------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12            265,000            282,555
 ----------------------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                                          155,000            173,368
 ----------------------------------------------------------------------------------------------------------
 National City Bank, 6.20% Sub. Nts., 12/15/11                                17,000             18,734
 ----------------------------------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                     125,000            132,523
 ----------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                         67,000             67,105
 ----------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                    190,000            223,110

 10     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                   $        150,000   $        172,078
 ----------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
 2/1/09                                                                       80,000             89,400
 ----------------------------------------------------------------------------------------------------------
 PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
 6/1/13 10                                                                    71,569             69,214
 ----------------------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 10                195,000            253,101
 ----------------------------------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 10                  260,000            341,522
 ----------------------------------------------------------------------------------------------------------
 PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            130,000            134,924
 ----------------------------------------------------------------------------------------------------------
 PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2                      115,000            120,606
 ----------------------------------------------------------------------------------------------------------
 Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                               300,000            306,124
 ----------------------------------------------------------------------------------------------------------
 Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         127,000            146,058
 ----------------------------------------------------------------------------------------------------------
 Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                    195,000            210,281
 ----------------------------------------------------------------------------------------------------------
 Sprint Capital Corp.:
 7.125% Sr. Unsec. Nts., 1/30/06                                             135,000            139,735
 8.75% Nts., 3/15/32                                                         100,000            135,852
 ----------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07              100,000            106,875
 ----------------------------------------------------------------------------------------------------------
 SunTrust Banks, Inc.:
 4% Nts., 10/15/08                                                           135,000            135,273
 7.75% Unsec. Sub. Nts., 5/1/10                                               11,000             12,790
 ----------------------------------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                    245,000            317,814
 ----------------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 10                        165,000            166,252
 ----------------------------------------------------------------------------------------------------------
 Time Warner Cos., Inc., 9.125% Debs., 1/15/13                               130,000            166,801
 ----------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                    65,000             85,456
 ----------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11 2                                  115,000            127,363
 ----------------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08           225,000            222,282
 ----------------------------------------------------------------------------------------------------------
 TXU Corp., 4.80% Nts., 11/15/09 10                                          115,000            114,647
 ----------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                      180,000            185,286
 6.75% Sr. Unsub. Nts., 2/15/11                                               76,000             85,244
 ----------------------------------------------------------------------------------------------------------
 Univision Communications, Inc.:
 2.875% Sr. Unsec. Nts., 10/15/06                                             32,000             31,502
 3.50% Sr. Unsec. Nts., 10/15/07                                             165,000            162,598
 ----------------------------------------------------------------------------------------------------------
 Volkswagen Credit, Inc., 2.93% Nts., 7/21/05 4,10                           245,000            245,044
 ----------------------------------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                   245,000            253,709
 ----------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                       145,000            149,899
 ----------------------------------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                                         90,000            104,063
 7.125% Sr. Unsec. Nts., 10/1/07                                             175,000            188,977
 ----------------------------------------------------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                          52,000             52,121
 ----------------------------------------------------------------------------------------------------------
 Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                           260,000            274,933
                                                                                         ------------------
 Total Non-Convertible Corporate Bonds and Notes (Cost $16,255,062)                          16,727,861

 11     |     Oppenheimer Disciplined Allocation Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--1.7%
 ----------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank,
 2.10%, 2/1/05 (Cost $2,200,000)                                    $      2,200,000   $      2,200,000

 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.9%
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 0.48% in joint repurchase agreement
 (Principal Amount/Value $1,603,710,000, with a maturity value of
 $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $7,635,520 on 2/1/05, collateralized by Federal
 National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
 $1,637,129,989  (Cost $7,635,000)                                         7,635,000          7,635,000

                                                                                                  Value
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $141,508,292)                                118.2%   $  153,349,377
 ----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                          (18.2)      (23,559,538)

                                                                      -------------------------------------
 Net Assets                                                                     100.0%   $  129,789,839
                                                                      =====================================

 Footnotes to Statement of Investments

 1. Non-income producing security.
 2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $2,901,228, which represents 2.24% of the Fund's net assets, of which zero is considered restricted. See accompanying Notes to Quarterly Statement of Investments.
 3. Received as the result of issuer reorganization.
 4. Represents the current interest rate for a variable or increasing rate security.
 5. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See accompanying Notes to Quarterly Statement of Investments.
 6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,230,110 or 0.95% of the Fund's net assets as of January 31, 2005.
 7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $125,054 or 0.10% of the Fund's net assets as of January 31, 2005.
 8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $251,667. See accompanying Notes to Quarterly Statement of Investments.
 9. Zero coupon bond reflects effective yield on the date of purchase.
 10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,690,013 or 1.30% of the Fund's net assets as of January 31, 2005.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $141,508,292
                                              =============

Gross unrealized appreciation                 $ 14,828,107
Gross unrealized depreciation                   (2,987,022)
                                              -------------
Net unrealized appreciation                   $ 11,841,085
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.


12     |     Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $41,287,634 of securities on a when-issued basis or forward commitment and sold $17,368,552 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


13     |     Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


14     |     Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------


Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2005, the Fund had outstanding futures contracts as follows:

                                     EXPIRATION      NUMBER OF             VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                      DATES      CONTRACTS            JANUARY 31, 2005      APPRECIATION
------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                         3/21/05             91                $ 10,450,781   $       283,627
U.S. Treasury Nts., 10 yr.              3/21/05             54                   6,062,344            46,348
                                                                                             ----------------
                                                                                                     329,975
                                                                                             ----------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.               3/31/05             21                   4,390,313            15,317
U.S. Treasury Nts., 5 yr.               3/21/05             97                  10,597,250             7,592
                                                                                             ----------------
                                                                                                      22,909
                                                                                             ----------------
                                                                                             $       352,884
                                                                                             ================

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of January 31, 2005, the Fund had entered into the following total return swap agreements:


15     |     Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------


                                                   PAID BY               RECEIVED BY
SWAP                    NOTIONAL               THE FUND AT               THE FUND AT       TERMINATION         UNREALIZED
COUNTERPARTY              AMOUNT          JANUARY 31, 2005          JANUARY 31, 2005              DATE       APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                                                               Value of total return
Goldman Sachs                              One-Month LIBOR   of Lehman Brothers CMBS
Capital Markets LP   $   850,000                  BBA Rate                     Index           3/31/05           $  3,308

Index abbreviations are as follows:
CMBS          Commercial Mortgage Backed Securities Markets
LIBOR BBA     London-Interbank Offered Rate British Bankers Association

ILLIQUID OR RESTRICTED SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                   ACQUISITION                     VALUATION AS OF       UNREALIZED
SECURITY                                  DATE        COST        JANUARY 31, 2005     DEPRECIATION
----------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                 1/4/01       $ 400                    $ --            $ 400

16     |     Oppenheimer Disciplined Allocation Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Disciplined Allocation Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005